Taxes Payable - Short-term taxes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable
Value-added tax payable	$ 5,435	$ 2,870
Tariffs payable	2,832	1,221
Long-term taxes payable - current portion		8,781
Income tax payable	3,627	1,944
Other tax payable	1,086	492
Short-term taxes payable	$ 12,980	$ 15,308